Eaton Vance Management

Two International Place

Boston, MA 02110

(617)482-8260

www.eatonvance.com

May 23, 2018

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn: Office of Filings, Information & Consumer Services

Re:	Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 002-22019) on behalf of Eaton Vance Atlanta Capital SMID-Cap Fund (the “Fund”)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing is an exhibit containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement dated May 21, 2018 to the Statutory Prospectus dated February 1, 2018. The purpose of the filing is to submit the 497(e) filing dated May 21, 2018 in XBRL for the Fund.

Please contact me at (617) 672-8535 if you have any questions or comments.

Very truly yours,

/s/ Linda K. Nishi

Linda K. Nishi

Assistant Vice President